PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) MW	Dec. 31, 2021 USD ($)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Change in fair value	$ 2,254	$ 3,805
Brazil | Concession asset
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
One time lease renewal term	30 years
Useful Lives, Property, Plant And Equipment	35 years	31 years
Brookfield Renewable And Institutional Partners | 248 MW Development Wind Portfolio In Brazil
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Wind power capacity, generation facilities (in MW) | MW	248
Acquisitions through asset acquisitions	$ 11
Proportion of economic interest	25.00%
Brookfield Renewable And Institutional Partners | 40 MW Operating Utility-Scale Solar Asset In Colombia
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Wind power capacity, generation facilities (in MW) | MW	40
Acquisitions through asset acquisitions	$ 37
Proportion of economic interest	22.00%
Brookfield Renewable
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Change in fair value	$ (132)	$ 158